Retirement Benefit Schemes - Summary of Principal Schemes Used (Details)	12 Months Ended
Dec. 31, 2020
United Kingdom
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	S2PA (YOB) with the CMI (2019) improvement model with a 1.25% long-term improvement rate (2019: CMI (2018))
United States
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	PRI-2012 mortality tables without collar or amount, projected with MP-2020 generational projection (2019: RP-2019 and MP-2019)
Germany
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	RT Heubeck 2018 G (both years)
Canada
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	CPM-2014 Private Table (both years)
Netherlands
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	AG Prognosetafel 2020 (2019: AG Prognosetafel 2018)
Switzerland
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)